Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
(4)	Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid manufacturing fees (a)	$4,550,000	$793,531
Deferred tax assets	781,136	—
Prepaid insurance	353,489	162,739
Other prepaid assets	98,419	40,000
Other receivables	61,586	—

	$5,844,630	$996,270

(a)	During 2012, the Company paid amounts to its primary manufacturer of active pharmaceutical ingredient for the production of validation batches that are anticipated to be produced in 2013.